Investments - Other-than-temporarily Impaired (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Other-than-temporarily impaired	$ 0	$ 0	$ 0